Cover Page	Apr. 04, 2024
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Apr. 04, 2024
Entity Registrant Name	Peloton Interactive, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39058
Entity Tax Identification Number	47-3533761
Entity Address, Address Line One	441 Ninth Avenue, Sixth Floor
Entity Address, State or Province	NY
Current Fiscal Year End Date	--06-30
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10001
City Area Code	929
Local Phone Number	567-0006
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.000025 par value per share
Trading Symbol	PTON
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001639825
Amendment Flag	false